Selected Quarterly Financial Information (Unaudited)	12 Months Ended
Feb. 28, 2017
Quarterly Financial Information Disclosure [Abstract]
SELECTED QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
SELECTED QUARTERLY FINANCIAL INFORMATION (UNAUDITED):

A summary of selected quarterly financial information is as follows:

	QUARTER ENDED
	May 31, 2016	August 31, 2016	November 30, 2016	February 28, 2017	Full Year
(in millions, except per share data)
Fiscal 2017
Net sales	$1,871.8	$2,021.2	$1,810.5	$1,628.0	$7,331.5
Gross profit	$881.3	$969.0	$891.4	$787.7	$3,529.4
Net income attributable to CBI (1)	$318.3	$358.9	$405.9	$452.0	$1,535.1
Net income per common share attributable to CBI (1) (2):
Basic – Class A Common Stock	$1.61	$1.81	$2.04	$2.34	$7.79
Basic – Class B Convertible Common Stock	$1.46	$1.64	$1.85	$2.12	$7.07
Diluted – Class A Common Stock	$1.55	$1.75	$1.98	$2.26	$7.52
Diluted – Class B Convertible Common Stock	$1.43	$1.61	$1.82	$2.09	$6.93

	QUARTER ENDED
	May 31, 2015	August 31, 2015	November 30, 2015	February 29, 2016	Full Year
(in millions, except per share data)
Fiscal 2016
Net sales	$1,631.3	$1,733.4	$1,640.5	$1,543.2	$6,548.4
Gross profit	$737.1	$775.6	$733.5	$696.1	$2,942.3
Net income attributable to CBI	$238.6	$302.4	$270.5	$243.4	$1,054.9
Net income per common share attributable to CBI (2):
Basic – Class A Common Stock	$1.24	$1.56	$1.39	$1.23	$5.42
Basic – Class B Convertible Common Stock	$1.12	$1.42	$1.26	$1.12	$4.92
Diluted – Class A Common Stock	$1.18	$1.49	$1.33	$1.19	$5.18
Diluted – Class B Convertible Common Stock	$1.09	$1.38	$1.22	$1.10	$4.79

(1)	Includes gain on sale of business, net of income tax effect, of $196.1 million for the fourth quarter of fiscal 2017 in connection with the Canadian Divestiture.

(2)
The sum of the quarterly net income per common share for Fiscal 2017 and Fiscal 2016 may not equal the total computed for the respective years as the net income per common share is computed independently for each of the quarters presented and for the full year.